Income Taxes (Components of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current deferred tax assets
Accrued payroll	$ 5,141	$ 2,889
Provision of allowance for doubtful accounts	478	92
Deferred revenue-current	660	306
Less: Valuation allowance	(1,435)	(158)
Current deferred tax assets, net	4,844	3,129
Noncurrent deferred tax assets
Deferred revenue-noncurrent	339	383
Intangible assets	953	266
Fixed assets	100	66
Subsidy income	270	231
Net operating loss carry forwards	9,193	4,592
Promotion fee	13,894	0
Unrealized loss on available-for-sale investments	2,462	0
Less: Valuation allowance	(10,846)	(4,592)
Noncurrent deferred tax assets, net	16,365	946
Noncurrent deferred tax liabilities
Acquired intangible assets	8,159	2,676
Unrealized gain on available-for-sale investments	357	0
Noncurrent deferred tax liabilities	$ 8,516	$ 2,676